Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
Year ending March 31,	RMB
2023	3,004
2024	804
2025	201
Total	4,009

Schedule of lease expense
	Year ended March 31,
	2021	2022
	RMB	RMB

Operating lease cost	1,016	2,265
Short-term lease cost	1,163	973
Lease cost	2,179	3,238

Schedule of cash flow supplemental disclosures
	Year ended March 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash outflow from operating leases	1,325	1,249

Schedule of lease liabilities
Year Ended March 31,
RMB
2023	4,514
2024	4,575
2025 and after	11,931
Total lease payments	21,020
Less: Interest	(3,111)
Present value of lease liabilities	17,909
Less current portion, record in current liabilities	(3,360)
Present value of lease liabilities	14,549

Schedule of weighted average remaining lease terms and discount rates for all operating leases
	As of March 31,
	2021	2022
Remaining lease term and discount rate:	RMB	RMB
Weighted average remaining lease term (years)	1.23	4.56
Weighted average discount rate	8.64%	7.03%